Advances from customers and deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
Advances From Customers And Deferred Revenue [Abstract]
Advances from customers and deferred revenue

	December 31,
	2019	2020
	RMB	RMB

Deferred revenue, current	795,005	399,053
Advances from customers	50,961	86,825

Total current advances from customers and deferred revenue	845,966	485,878

Deferred revenue, non-current	164,913	178,144

Total non-current deferred revenue	164,913	178,144